[GRAPHIC OMITTED]

3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

                                                                   John P. Falco
                                                                  (215) 981-4659
                                                            falcoj@pepperlaw.com



                                October 27, 2009



Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn:  James E. O'Connor, Esq.


                 Re:        WT Mutual Fund
                            File Nos. 33-84762 and 811-8648
                            -------------------------------
Dear Mr. O'Connor:

                  On behalf of WT Mutual Fund (the "Trust"), enclosed for filing is a copy of Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N-1A ("PEA No. 48"). PEA No. 48 has been marked to show changes that have been made in the Trust's Registration Statement since the Trust's Post-Effective Amendment No. 47 was filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act") on August 28, 2009 ("PEA No. 47").

                  PEA No. 48 is being filed pursuant to Rule 485(b) under the Act to (i) bring the financial statements of each of the Funds of the Trust up to date, (ii) update information required by Items 5(a) or 6(a)(2) of Form N-1A,
(iii) reflect certain non-material changes that the Trust deems appropriate; and
(iv) respond to the comments of the Securities and Exchange Commission's staff (the "Staff") with respect to PEA No. 47, which were provided orally on October 12, 2009. As counsel to the Trust, we reviewed PEA No. 48 and hereby represent that PEA No. 48 does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Act.

                  We appreciate the opportunity to address the Staff's comments regarding certain prospectus disclosure contained in PEA No. 47. We have organized the remainder of this letter by setting forth the Staff's comments in italicized text followed by the Trust's response to the Staff's comments.

      Boston          Washington, D.C.      Detroit     New York      Pittsburgh

Berwyn       Harrisburg      Orange County       Princeton         Wilmington

                                www.pepperlaw.com

Division of Investment Management
U.S. Securities and Exchange Commission
October 27, 2009
Page 2


1. With respect to the change to the investment strategy of the Wilmington Small-Cap Strategy Fund, please confirm that such change did not require shareholder approval.

                  RESPONSE: The investment strategy of the Wilmington Small-Cap Strategy Fund, formerly the Wilmington Multi-Manager Small-Cap Fund, was changed to a single adviser managed fund from a fund in a manager of managers structure with several sub-advisers. Such change was not required to be approved by shareholders.

2. With respect to the Wilmington Multi-Manager Real Asset Fund, confirm that the addition of the two sub-advisers was done consistent with the Trust's order issued by the SEC granting an exemption under Section 6(c) of the Investment Company Act of 1940 (the "Act") from the provisions of Section 15(a) of the 1940 Act and Rule 18f-2 thereunder to permit the Trust and its investment adviser to enter into and materially amend investment management agreements with sub-advisers without obtaining shareholder approval of the new or materially modified sub-advisory agreements (the "Manager of Managers Exemptive Order").

                  RESPONSE: The addition of the two new sub-advisers and the execution of new investment advisory contracts with such sub-advisers was done in conformance with the conditions of the Trust's Manager of Managers Exemptive Order.

3. With respect to the Wilmington Multi-Manager International Fund, please confirm that additional risk disclosure regarding investments in emerging markets has been included in the prospectus in connection with the addition of Parametric Portfolio Associates, LLC's emerging markets investment strategy.

                  RESPONSE: Risk disclosure with respect to emerging markets investments is included in the prospectus, particularly disclosure stating that securities of emerging market companies may be more volatile than securities of companies operating in more developed markets and therefore may involve greater risks.

Division of Investment Management
U.S. Securities and Exchange Commission
October 27, 2009
Page 3


                  The Trust has authorized us to acknowledge, on its behalf, that (i) it is responsible for the adequacy and accuracy of the disclosure in PEA No. 48, (ii) the Staff comments or changes to disclosure in response to Staff comments in PEA No. 48 reviewed by the Staff do not foreclose the SEC from taking any action with respect to PEA No. 48, and (iii) the Trust may not assert Staff comments with respect to PEA No. 48 as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

                  If you have any questions regarding PEA No. 48, please contact the undersigned at 215.981.4659 or, in his absence, Joseph V. Del Raso, Esq. at
215.981.4506 or John M. Ford, Esq. at 215.981.4009.


                                                               Very truly yours,

                                                               /s/ John P. Falco
                                                               -----------------
                                                               John P. Falco

cc:        Mr. John J. Kelley
           Joseph V. Del Raso, Esq.
           John M. Ford, Esq.